Segment Information - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Operating Segments [Line Items]
Long-lived assets	$ 420,537	$ 13,734	$ 421,095
Information about major customers	Company did not have any single customer whose revenue exceeded 10% of the total revenues.
Overseas [Member]
Disclosure Of Operating Segments [Line Items]
Long-lived assets	$ 3,093		$ 3,212